Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Adjustments to exercise price and number of shares issuable upon exercise of Warrants
The adjustments to the exercise price and the number of shares issuable upon exercise of the Warrants was as follows:
	January 2, 2014	Exercise price
2013 Warrants	253,309,106	$0.22
2013 Celgene Warrants	102,272,727	$0.22
2012 Warrants	180,147,740	$0.22
2011 Warrants	99,682,445	$0.30